DEBT - Total interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
DEBT
Cash interest expense					$ 6,587	$ 99
Payment in kind interest, net			$ 6,840	$ 7,169	14,582	19,619
LOC commitment charges					153	141
Amortization of debt issuance costs					2,361	551
Total	$ 6,601	$ 5,813	$ 12,830	$ 11,362	23,683	20,410
Interest expense related to capitalized software development					358
Amendment fee paid in kind					$ 1,754	$ 334